Related Party Balances and Transactions - Summary of Amount Incurred by the Group (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PP Credit Data Service Shanghai Company Limited [Member] | Data Collection Service [Member]
Related Party Transaction [Line Items]
Data collection service expense	¥ 37	¥ 7,503	¥ 10,104